RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company has transactions with the following related parties, being companies in which our principal shareholder, Hemen and companies associated with Hemen have, or had, a significant direct or indirect interest:

–    Frontline
–    Frontline Shipping
–    Golden Ocean
–    Seatankers Management Norway AS and Seatankers Management Co. Ltd. (collectively “Seatankers”)
–    Front Ocean Management AS and Front Ocean Management Ltd. (collectively “Front Ocean”)
–    NorAm Drilling
–    River Box
–    Sloane Square Capital Holdings Ltd. (“Sloane Square Capital”)

The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease receivables (refer to Note 9: Investments in Sales-Type Leases, Direct Financing Leases and Leaseback Assets).

(in thousands of $)	June 30, 2023	December 31, 2022
Amounts due from:
Frontline	3,298	3,854
Seatankers	88	—
Golden Ocean	—	374
Sloane Square Capital	195	183
NorAm Drilling	19	—
River Box**	10	10
Other related parties	4	1
Allowance for expected credit losses*	(25)	(30)
Total amount due from related parties	3,589	4,392

Loans to related parties - associated companies, long-term
River Box**	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000

Amounts due to:
Frontline Shipping	1,192	1,788
Frontline	—	2
Golden Ocean	173	141
Seatankers	95	—
Front Ocean	39	—
Other related parties	5	5
Total amount due to related parties	1,504	1,936

* See Note 18: Allowance for Expected Credit Losses.

** River Box was previously a wholly owned subsidiary of the Company. It holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party, and has accounted for the remaining 49.9% ownership in River Box using the equity method. (Refer to Note 10: Investment in Associated Companies).
Related party leasing and service contracts

A summary of leasing revenues and repayments from Frontline Shipping, Golden Ocean and Seadrill is as follows:

	Six months ended
(in thousands of $)	June 30, 2023	June 30, 2022
Golden Ocean:
Operating lease income	27,195	25,689
Profit share	—	1,510
Frontline Shipping:
Direct financing lease interest income	—	382
Direct financing lease service revenue	—	1,746
Direct financing lease repayments	—	1,752
Seadrill*
Operating lease income	—	17,770

* Reflecting revenue through February 21, 2022. Seadrill was determined to no longer be a related party following its emergence from bankruptcy on February 22, 2022.

In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended
(in thousands of $)	June 30, 2023	June 30, 2022
Frontline:
Vessel Management Fees	1,207	2,669
Newbuilding Supervision Fees	709	466
Commissions and Brokerage	280	152
Administration Services Fees	2	2
Golden Ocean:
Vessel Management Fees	10,136	10,135
Operating Management Fees	—	22
Commissions and Brokerage	81	—
Seatankers:
Administration Services Fees	143	251
Front Ocean:
Administration Services Fees	311	210
Office Facilities:
Seatankers Management Norway AS	35	62
Frontline Management AS	156	128
Frontline Corporate Services Ltd.	95	60
Flex LNG Management Ltd	—	3
Golden Ocean Shipping Co Pte. Ltd.	43	41
Related party loans – associated companies

A summary of loans entered into with the associated companies are as follows:

(in millions of $)	River Box
Loans granted	45
Loans outstanding as of June 30, 2023	45

The loan to River Box is a fixed interest rate loan and is repayable in full on November 16, 2033 or earlier if River Box sells its assets.

Interest income received on the loans to associated companies is as follows:

	Six months ended
(in millions of $)	June 30, 2023	June 30, 2022
River Box	2.3	2.3

Other related party transactions

The Company owned two VLCCs accounted for as direct financing leases, which were leased to Frontline Shipping. During the six months ended June 30, 2022, the vessels were sold and delivered to an unrelated third party and a gain of $1.5 million was recognized on the sale of the two vessels. The Company also received an additional compensation payment of $4.5 million from Frontline Shipping, for early termination of the charters. (See also Note 2: Gain on Sale of Assets and Termination of Charters).

The Company also had a forward contract to repurchase 1.4 million shares of Frontline at a repurchase price of $16.7 million including accrued interest. The transaction had been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded within debt. In September 2022, the Company settled the forward contract in full and recorded the sale of the 1.4 million shares and the full extinguishment of the corresponding debt of $15.6 million. A net gain of $4.6 million was recognized in the Statement of Operations in respect of the settlement during the year ended December 31, 2022.

During the six months ended June 30, 2023, the Company received dividend income of $0.8 million from NorAm Drilling (six months ended June 30, 2022: $0.0 million).

For additional information on the shares and corporate bonds held, refer to Note 5: Investments in Debt and Equity Securities.